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               [Transamerica Life Insurance Company Letterhead]

March 12, 2002


VIA EDGAR

___________________________________

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Separate Account VA E
     File No. 811-09847, CIK 0001034623
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Separate Account VA E, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc., Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Janus Aspen Series, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust - Class IB Shares and STI Classic Variable Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

.. On February 26, 2002, AEGON/Transamerica Series Fund, Inc, filed its annual report with the Commission via EDGAR (CIK: 0000778207);

.. On February 27, 2002, Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494);

.. On February 27, 2002, Variable Insurance Products Fund II filed its annual report with the Commission via EDGAR (CIK: 0000831016);

.. On February 27, 2002, Variable Insurance Products Fund III filed its annual report with the Commission via EDGAR (CIK: 0000927384);


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Securities and Exchange Commission
March 12, 2002
Page 2

..  On February 20, 2002, Janus Aspen Series filed its annual report with the
   Commission via EDGAR (CIK: 0000906185);

.. On February 15, 2002, MFS Variable Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 0000918571);

..  On March 6, 2002, Oppenheimer Variable Account Funds (Capital Appreciation
   Fund/VA, Global Securities Fund/VA and Main Street Growth & Income Fund/VA) filed its annual report with the Commission via EDGAR (CIK: 0000752737);

..  On March 8, 2002, Oppenheimer Variable Account Funds (Multiple Strategies
   Fund/VA and Strategic Bond Fund/VA) filed its annual report with the Commission via EDGAR (CIK: 0000752737);

..  On March 8, 2002, Putnam Variable Trust filed its annual report with the
   Commission via EDGAR (CIK: 0000822671); and

..  On March 1, 2002, STI Classic Variable Trust filed its annual report with the
   Commission via EDGAR (CIK: 0000944487).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Division